Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Capital Lease Arrangements and Sale-Leaseback Financings
The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of December 31, 2021, are as follows (in millions):

For the years ending:
2022	$135.1
2023	128.3
2024	118.5
2025	120.6
2026	119.3
Thereafter	2,285.0

Total minimum lease payments	2,906.8
Less: amount representing interest	(1,930.5)

Present value of net minimum lease payments	976.3
Less: current portion	(38.5)

Capital leases, net of current portion	$937.8

Summary of Future Minimum Lease Receipts and Payments Under Operating Leases
The future minimum lease receipts and payments under operating leases as of December 31, 2021, are as follows (in millions):

For the years ending:	Lease receipts	Lease commitments (1)

2022	$12.2	$60.3
2023	12.2	59.7
2024	12.2	59.2
2025	12.2	50.6
2026	12.2	46.3
Thereafter	4.1	273.8

Total minimum lease receipts/payments	$65.1	$549.9